TRANSAMERICA PRINCIPIUMSM IV VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated June 22, 2020

(for Applications signed on or after July 1, 2020)

to the

Prospectus dated May 1, 2020

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the Transamerica PrincipiumSM IV Variable Annuity and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. The SEC File Number for the Transamerica PrincipiumSM IV Variable Annuity is 333-233838.

We are issuing this Rate Sheet Prospectus Supplement to provide the rider fee percentage, valuation frequency, protection level percentages, required allocations, minimum benefit age, as well as the withdrawal percentages that we are currently offering for the Transamerica Principal OptimizerSM rider as described in the Transamerica Principal OptimizerSM Rider Fees, Transamerica Principal OptimizerSM – Summary, Transamerica Principal OptimizerSM – Guaranteed Minimum Accumulation Benefit, Transamerica Principal OptimizerSM – Withdrawal Percentage, Transamerica Principal OptimizerSM – Guaranteed Minimum Withdrawal Benefit, Transamerica Principal OptimizerSM – Automatic Step-Up and the Transamerica Principal OptimizerSM – Required Allocations sections of the prospectus.

The amounts listed below apply for applications signed between July 1, 2020 and July 31, 2020. The rider fee, valuation frequency, minimum benefit ages, protection level percentages, required allocations as well as the withdrawal percentages, may be different than those listed below for applications signed after July 31, 2020. The rider fee, protection level and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up or an optional reset as described in the Automatic Step-Up and Optional Reset sections of your prospectus. At the time of an automatic step-up or an optional reset the rider fee percentage may increase but will not exceed the maximum in effect when the rider was elected. At the time of an optional reset the protection level percentage may decrease but will never be less than the minimum protection level percentage in effect when the rider was elected.) The premium and rebalance allocation requirements, minimum benefit age and valuation frequency will not change for the life of your policy.

RIDER FEE

Waiting Period	Single and Joint Life
10 Years	1.35%
7 Years	1.35%

VALUATION FREQUENCY

Annually

PROTECTION LEVEL PERCENTAGE

Waiting Period	Initial Protection Level Percentage	Minimum Protection Level Percentage
10 Years	100%	80%
7 Years	90%	80%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

1

REQUIRED ALLOCATIONS

10 and 7 Year Waiting Periods	Premium Allocation Requirement		Rebalance Allocation Requirement
	Minimum	Maximum	Minimum	Maximum
Stable Account*	30%	30%	N/A	N/A
Select Investment Options	0%	70%	0%	100%
Flexible Investment Options	0%	70%	0%	100%

*The stable account is excluded from rebalancing

MINIMUM BENEFIT AGE

59

WITHDRAWAL PERCENTAGES

Age	10 and 7 Year Waiting Periods
	Single**	Joint**
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
80+	6.00%	5.50%

** The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

Please note: In order for you to receive the rider fee and withdrawal percentages, premium and rebalance allocation requirements, reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

2

TRANSAMERICA PRINCIPIUMSM IV VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated June 22, 2020

(for Applications signed on or after July 1, 2020)

to the

Prospectus dated May 1, 2020

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the Transamerica PrincipiumSM IV Variable Annuity and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. The SEC File Number for the Transamerica PrincipiumSM IV Variable Annuity is 333-233838.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages, as well as the valuation frequency and minimum benefit age that we are offering for the Retirement Income Max® 1.2 rider as described in the Retirement Income Max® 1.2 Rider Fees, Retirement Income Max® 1.2 – Base Benefit, Retirement Income Max® 1.2 – Withdrawal Percentage and the Retirement Income Max® 1.2 –Growth Component sections of the prospectus.

The amounts listed below apply for applications signed between July 1, 2020 and July 31, 2020. The rider fee, growth and withdrawal percentages, valuation frequency and minimum benefit age may be different than those listed below for applications signed after July 31, 2020. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may change. (The rider fee percentage will not exceed the maximum fee percentage in effect when you purchased the rider). The growth percentage, minimum benefit age and valuation frequency will not change for the life of your policy.

RIDER FEE

Single	Joint
1.50%	1.60%

GROWTH PERCENTAGE

6.50%

VALUATION FREQUENCY

Annually

MINIMUM BENEFIT AGE

59

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

1

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
≥ 80	5.50%	5.00%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of minimum benefit age.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days after the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

2

TRANSAMERICA PRINCIPIUMSM IV VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated June 22, 2020

(for Applications signed on or after July 1, 2020)

to the

Prospectus dated May 1, 2020

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the Transamerica PrincipiumSM IV Variable Annuity and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. The SEC File Number for the Transamerica PrincipiumSM IV Variable Annuity is 333-233838.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages as well as the valuation frequency and minimum benefit age that we are currently offering for the Retirement Income Choice® 1.7 rider as described in the Retirement Income Choice® 1.7 Fees, Retirement Income Choice® 1.7 – Base Benefit, Retirement Income Choice® 1.7 – Withdrawal Percentage and the Retirement Income Choice® 1.7 –Growth Component sections of the prospectus.

The amounts listed below apply for applications signed between July 1, 2020 and July 31, 2020. The rider fee, growth and withdrawal percentages, valuation frequency and minimum benefit age may be different than those listed below for applications signed after July 31, 2020. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage and the rider withdrawal percentages may change. (The rider fee percentage will not exceed the maximum fee percentage in effect when you purchased the rider). The growth percentage, minimum benefit age and valuation frequency will not change for the life of your policy.

RIDER FEES

Rider Benefit	Single Life Option	Joint Life Option
Base Benefit Designated Allocation Group A	1.50%	1.60%
Base Benefit Designated Allocation Group B	1.50%	1.60%
Base Benefit Designated Allocation Group C	1.50%	1.60%
Death Benefit	0.40%	0.35%
Income Enhancement	0.30%	0.50%

GROWTH PERCENTAGE

5.50%

VALUATION FREQUENCY

Monthly

MINIMUM BENEFIT AGE

59

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

1

WITHDRAWAL PERCENTAGES

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
≥80	5.50%	5.00%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

2

TRANSAMERICA PRINCIPIUMSM IV VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated June 22, 2020

(for Applications signed on or after July 1, 2020)

to the

Prospectus dated May 1, 2020

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the Transamerica PrincipiumSM IV Variable Annuity and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. The SEC File Number for the Transamerica PrincipiumSM IV Variable Annuity is 333-233838.

We are issuing this Rate Sheet Prospectus Supplement to provide the rider fee and withdrawal percentages, valuation frequency and minimum benefit age as well as the premium and rebalance allocation requirements that we are currently offering for the Transamerica Income EdgeSM 1.2 rider as described in the Transamerica Income EdgeSM 1.2 Rider Fees, Transamerica Income EdgeSM 1.2 – Summary, Transamerica Income EdgeSM 1.2 – Withdrawal Percentage, Transamerica Income EdgeSM 1.2 – Withdrawal Base and the Transamerica Income EdgeSM 1.2 – Required Allocations sections of the prospectus.

The amounts listed below apply for applications signed between July 1, 2020 and July 31, 2020. The premium and rebalance allocation requirements, rider fee and/or withdrawal percentages, valuation frequency and minimum benefit age may be different than those listed below for applications signed after July 31, 2020. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase but will not exceed the maximum in effect when the rider was elected). The rider fee percentage will not exceed the maximum fee percentage in effect when you purchased the rider.) The premium and rebalance allocation requirements, minimum benefit age and valuation frequency will not change for the life of your policy.

RIDER FEE

1.45%

VALUATION FREQUENCY

Annually

MINIMUM BENEFIT AGE

59

REQUIRED ALLOCATIONS

	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	30%	30%	N/A	N/A
Select Investment Options	0%	70%	0%	100%
Flexible Investment Options	0%	70%	0%	100%

*The stable account is excluded from rebalancing

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

1

SINGLE LIFE WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Single Life Option**	Rider Years 4-6 Withdrawal Percentage - Single Life Option**	Rider Years 7+ Withdrawal Percentage - Single Life Option**
0-58	0.00%	0.00%	0.00%
59-64	4.00%	4.75%	5.50%
65-79	5.00%	5.75%	6.50%
≥ 80	5.50%	6.25%	7.00%

JOINT LIFE WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Joint Life Option**	Rider Years 4-6 Withdrawal Percentage - Joint Life Option**	Rider Years 7+ Withdrawal Percentage - Joint Life Option**
0-58	0.00%	0.00%	0.00%
59-64	3.50%	4.25%	5.00%
65-79	4.50%	5.25%	6.00%
≥ 80	5.00%	5.75%	6.50%

** The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

Please note: In order for you to receive the premium and rebalance allocation requirements, rider fee and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

2